Note 23 - Subsequent Events (Details) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			12 Months Ended
	Sep. 30, 2012 JPY (¥)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Subsequent Events [Text Block]
Common Stock, Dividends, Per Share, Declared (in Yen per share)	¥ 1,750.00	¥ 1,500.00	¥ 1,250.00	$ 0.11	¥ 10	¥ 1,750.00	¥ 1,500.00	¥ 1,250.00
Common Stock, Dividends, Per Share, Declared	¥ 1,750.00	¥ 1,500.00	¥ 1,250.00	$ 0.11	¥ 10	¥ 1,750.00	¥ 1,500.00	¥ 1,250.00
Dividends, Common Stock, Cash (in Yen)				$ 4,305	¥ 405,368
Dividends, Common Stock, Cash (in Dollars)				$ 4,305	¥ 405,368